Segment Information (Tables)	6 Months Ended
Jun. 30, 2026
Segment Information [Abstract]
Information about Company's Reportable Segment
The table below presents information about the Company’s reportable segment for the six months ended June 30, 2025, and 2026. The accounting policies followed in the preparation of the reportable segment are the same as those followed in the preparation of the Company’s unaudited interim consolidated financial statements.

	Six months ended June 30, 2025		Six months ended June 30, 2026
	Tanker segment	Total	Tanker segment	LPG carrier segment	Total
Pool revenues	$3,598,828	$3,598,828	$3,725,158	$—	3,725,158
Time charter revenues	—	—	—	4,248,000	4,248,000
Total vessel revenues	$3,598,828	$3,598,828	$3,725,158	$4,248,000	$7,973,158
Voyage expenses (including charges from related party)	(410,169)	(410,169)	(531,552)	(215,491)	(747,043)
Vessel operating expenses	(1,238,068)	(1,238,068)	(869,986)	(1,862,204)	(2,732,190)
Management fees to related party	(193,851)	(193,851)	(146,400)	(398,200)	(544,600)
Depreciation and amortization	(729,585)	(729,585)	(358,331)	(1,078,802)	(1,437,133)
Gain on sale of vessel	—	—	6,206,743	—	6,206,743
Segments operating income	$1,027,155	$1,027,155	$8,025,632	$693,303	$8,718,935
Finance costs		(6,022)			(33,207)
Interest income		169,895			261,085
Change in fair value of crypto assets-Bitcoin		—			(1,275,186)
Foreign exchange (losses)/gains		(822)			2,702
Less: Unallocated corporate general and administrative expenses (including related party)		(756,423)			(1,574,630)
Net income and comprehensive income, before taxes		$433,783			$6,099,699

Reconciliation of Total Segment Assets to Total Assets
A reconciliation of total segment assets to total assets presented in the accompanying unaudited condensed consolidated balance sheets of December 31, 2025, and June 30, 2026, is as follows:

	As of December 31, 2025	As of June 30, 2026
Tanker segment	12,377,612	5,398,945
LPG carrier segment	36,570,846	34,788,280
Cash and cash equivalents(1)	5,648,644	35,738,462
Prepaid expenses and other assets(1)	4,352,011	2,787,807
Total assets	$58,949,113	$78,713,494

(1)	Refers to assets of other, non-vessel owning, entities included in the unaudited interim condensed consolidated financial statements.